Taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 615,592	R$ 591,271
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	1,312	1,957
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	144,623	163,156
Social Securitys Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	73,865	44,763
I R R F Withholding Income Tax On Financials Investments [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	327,552	290,949
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 68,240	R$ 90,446